Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 692,346	£ 686,728
Coverage ratio	0.010	0.014
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.030	0.042
Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.373	0.334
Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 699,576	£ 696,127
Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	603,132	580,903
Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	88,007	103,897
Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	8,437	11,327
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(7,230)	(9,399)
Impairment allowance | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,769)	(6,770)
Impairment allowance | ECL from individually assessed impairments on stage 3 loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(783)	(902)
Impairment allowance | ECL from non-modelled and other management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,678)	(1,727)
Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,413)	(1,289)
Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,669)	(4,322)
Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,148)	(3,788)
Total loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(7,230)	(9,399)
Total loans and advances at amortised cost | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(400)
Total loans and advances at amortised cost | ECL from post-model adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	1,900	1,400
Total loans and advances at amortised cost | ECL from non-modelled and other management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	200	300
Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 348,549	£ 342,632
Coverage ratio	0.018	0.024
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 303,797	£ 289,931
Coverage ratio	0.004	0.004
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 40,078	£ 47,442
Coverage ratio	0.053	0.070
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 4,674	£ 5,259
Coverage ratio	0.399	0.415
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 355,066	£ 350,967
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	304,982	290,964
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	42,311	51,006
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	7,773	8,997
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(6,517)	(8,335)
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,185)	(1,033)
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,233)	(3,564)
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,099)	(3,738)
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(473)	(538)
Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 166,345	£ 159,647
Coverage ratio	0.003	0.003
Home loans | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 144,088	£ 138,606
Coverage ratio	0	0
Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 20,411	£ 19,228
Coverage ratio	0.003	0.004
Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 1,846	£ 1,813
Coverage ratio	0.174	0.188
Home loans | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 166,818	£ 160,185
Allowance account for credit losses of financial assets	(166,818)	(160,185)
Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	144,103	138,639
Allowance account for credit losses of financial assets	(144,103)	(138,639)
Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	20,480	19,312
Allowance account for credit losses of financial assets	(20,480)	(19,312)
Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,235	2,234
Allowance account for credit losses of financial assets	(2,235)	(2,234)
Home loans | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(473)	(538)
Allowance account for credit losses of financial assets	(473)	(538)
Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(15)	(33)
Allowance account for credit losses of financial assets	(15)	(33)
Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(69)	(84)
Allowance account for credit losses of financial assets	(69)	(84)
Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(389)	(421)
Allowance account for credit losses of financial assets	(389)	(421)
Credit cards, unsecured loans and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(4,679)	(6,083)
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 39,008	£ 40,813
Coverage ratio	0.102	0.123
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 33,703	£ 32,341
Coverage ratio	0.024	0.021
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 4,384	£ 7,551
Coverage ratio	0.287	0.268
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 921	£ 921
Coverage ratio	0.668	0.710
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 43,461	£ 46,513
Allowance account for credit losses of financial assets	(43,461)	(46,513)
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	34,537	33,021
Allowance account for credit losses of financial assets	(34,537)	(33,021)
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	6,151	10,320
Allowance account for credit losses of financial assets	(6,151)	(10,320)
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,773	3,172
Allowance account for credit losses of financial assets	(2,773)	(3,172)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,453)	(5,700)
Allowance account for credit losses of financial assets	(4,453)	(5,700)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(834)	(680)
Allowance account for credit losses of financial assets	(834)	(680)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,767)	(2,769)
Allowance account for credit losses of financial assets	(1,767)	(2,769)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,852)	(2,251)
Allowance account for credit losses of financial assets	(1,852)	(2,251)
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(2,078)	(2,778)
Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 143,196	£ 142,172
Coverage ratio	0.011	0.015
Wholesale loans | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 126,006	£ 118,984
Coverage ratio	0.003	0.003
Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 15,283	£ 20,663
Coverage ratio	0.025	0.033
Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 1,907	£ 2,525
Coverage ratio	0.310	0.297
Wholesale loans | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 144,787	£ 144,269
Allowance account for credit losses of financial assets	(144,787)	(144,269)
Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	126,342	119,304
Allowance account for credit losses of financial assets	(126,342)	(119,304)
Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	15,680	21,374
Allowance account for credit losses of financial assets	(15,680)	(21,374)
Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,765	3,591
Allowance account for credit losses of financial assets	(2,765)	(3,591)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,591)	(2,097)
Allowance account for credit losses of financial assets	(1,591)	(2,097)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(336)	(320)
Allowance account for credit losses of financial assets	(336)	(320)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(397)	(711)
Allowance account for credit losses of financial assets	(397)	(711)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(858)	(1,066)
Allowance account for credit losses of financial assets	(858)	(1,066)
Credit risk | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (4,769)	£ (6,770)
Credit risk | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Credit risk | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.177	0.173
Credit risk | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 131,134	£ 131,422
Credit risk | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	24,345	19,180
Credit risk | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,829	1,778
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(348)	(350)
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4)	(6)
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(20)	(37)
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (324)	£ (307)
Credit risk | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.008
Credit risk | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.15	0.165
Credit risk | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.791	0.775
Credit risk | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 44,014	£ 51,952
Credit risk | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	7,175	13,399
Credit risk | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,374	2,585
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,333)	(4,602)
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(379)	(392)
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,076)	(2,207)
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (1,878)	£ (2,003)
Credit risk | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Credit risk | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.043
Credit risk | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.049	0.066
Credit risk | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 160,174	£ 149,099
Credit risk | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	33,666	32,677
Credit risk | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,374	2,211
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,088)	(1,818)
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(248)	(262)
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(773)	(1,410)
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(67)	(146)
Upside 2 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (4,020)	£ (5,520)
Upside 2 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.168	0.159
Upside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 133,584	£ 134,100
Upside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	21,895	16,502
Upside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,829	1,778
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(322)	(317)
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2)	(4)
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(13)	(31)
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (307)	£ (282)
Upside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.006	0.006
Upside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.128	0.153
Upside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.779	0.753
Upside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 45,185	£ 53,271
Upside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	5,733	10,572
Upside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,374	2,585
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,852)	(3,881)
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(269)	(316)
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(733)	(1,618)
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (1,850)	£ (1,947)
Upside 2 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.037
Upside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.047	0.058
Upside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 162,762	£ 155,812
Upside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	31,077	25,963
Upside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,374	2,211
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(846)	(1,322)
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(187)	(242)
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(594)	(952)
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(65)	(128)
Upside 1 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (4,241)	£ (5,911)
Upside 1 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.172	0.161
Upside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 132,343	£ 133,246
Upside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	23,136	17,356
Upside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,829	1,778
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(333)	(323)
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3)	(5)
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(15)	(32)
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (315)	£ (286)
Upside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.006	0.006
Upside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.136	0.159
Upside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.785	0.763
Upside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 44,809	£ 52,932
Upside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	6,205	11,579
Upside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,374	2,585
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,993)	(4,149)
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(288)	(340)
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(841)	(1,837)
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (1,864)	£ (1,972)
Upside 1 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.038
Upside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.048	0.061
Upside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 162,201	£ 154,578
Upside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	31,639	27,198
Upside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,374	2,211
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(915)	(1,439)
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(203)	(258)
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(646)	(1,047)
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(66)	(134)
Baseline | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (4,522)	£ (6,453)
Baseline | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Baseline | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.178	0.163
Baseline | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 130,694	£ 132,414
Baseline | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	24,785	18,188
Baseline | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,829	1,778
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(347)	(329)
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4)	(6)
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(18)	(33)
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (325)	£ (290)
Baseline | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.007
Baseline | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.143	0.162
Baseline | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.790	0.774
Baseline | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 44,307	£ 51,995
Baseline | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	6,819	13,176
Baseline | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,374	2,585
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,175)	(4,511)
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(324)	(372)
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(976)	(2,138)
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (1,875)	£ (2,001)
Baseline | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Baseline | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.041
Baseline | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.049	0.064
Baseline | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 160,564	£ 152,141
Baseline | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	33,276	29,635
Baseline | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,374	2,211
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,000)	(1,613)
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(224)	(249)
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(709)	(1,223)
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(67)	(141)
Downside 1 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (5,589)	£ (7,915)
Downside 1 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Downside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.184	0.179
Downside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 128,711	£ 130,547
Downside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	26,769	20,055
Downside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,829	1,778
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(370)	(374)
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(6)	(14)
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(27)	(42)
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (337)	£ (318)
Downside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011	0.008
Downside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.170	0.174
Downside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.802	0.795
Downside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 42,383	£ 50,168
Downside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	9,066	16,477
Downside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,374	2,585
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,905)	(5,335)
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(456)	(415)
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,544)	(2,865)
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (1,905)	£ (2,055)
Downside 1 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.048
Downside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.050	0.071
Downside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 158,614	£ 144,646
Downside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	35,225	37,130
Downside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,374	2,211
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,314)	(2,206)
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(306)	(278)
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(939)	(1,771)
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(69)	(157)
Downside 2 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (7,088)	£ (9,933)
Downside 2 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.003
Downside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.192	0.217
Downside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 126,953	£ 128,369
Downside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	28,526	22,233
Downside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,829	1,778
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(399)	(491)
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(8)	(42)
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(39)	(63)
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (352)	£ (386)
Downside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.012	0.009
Downside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.199	0.184
Downside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.809	0.804
Downside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 39,252	£ 48,717
Downside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	12,625	19,322
Downside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	2,374	2,585
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,923)	(6,057)
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(486)	(415)
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,517)	(3,564)
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (1,920)	£ (2,078)
Downside 2 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.032	0.058
Downside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.052	0.083
Downside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 152,164	£ 131,415
Downside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	41,676	50,361
Downside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	1,374	2,211
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,766)	(3,385)
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(352)	(290)
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,342)	(2,911)
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (72)	£ (184)